Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of Fourth Quarter Events [Line Items]
Total revenues	$ 495			$ 314														$ 1,581	$ 9,893	$ 11,454	$ 1,777
Total operating expenses	3,841			2,060														16,931	10,683	$ 14,772	$ 7,418
Total other income	$ 83			$ 48														$ 55	$ 113
Net loss per share, basic and diluted	$ (0.27)			$ (0.51)														$ (2.06)	$ (0.20)	$ (0.13)	$ (0.27)
Predecessor Company [Member]
Effect of Fourth Quarter Events [Line Items]
Total revenues		$ 526		$ 3,376		$ 10,791		$ 7,024		$ 7,409		$ 7,666		$ 8,774		$ 9,737				$ 21,717	$ 33,586	$ 35,377
Total operating expenses		3,371		6,759		11,619		11,974		11,414		12,324		13,331		14,794				33,723	51,863	52,927
Total other income		116		130		172		203		99		69		60		39				621	267	154
Net loss		$ (2,729)		$ (3,253)		$ (656)		$ (4,747)		$ (3,906)		$ (4,589)		$ (4,497)		$ (5,018)				$ (11,385)	$ (18,010)	$ (17,396)
Net loss per share, basic and diluted		$ (0.82)	[1]	$ (0.98)	[1]	$ (0.20)	[1]	$ (1.43)	[1]	$ (1.26)	[1]	$ (1.52)	[1]	$ (1.49)	[1]	$ (1.67)	[1]			$ (3.43)	$ (5.93)	$ (6.08)

[1]	Net loss per share is computed independently for each quarter and the full year based upon respective shares outstanding; therefore, the sum of the quarterly net loss per share amounts may not equal the annual amounts reported.